Shareholders' Equity (Summary Of Share Option Activity Under The Stock Option Plan) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Shareholders' Equity [Abstract]
Outstanding-beginning of the year, Number of options	1,450,890	1,635,305	1,858,250
Granted, Number of options	30,000	63,300	28,000
Exercised, Number of options	(69,898)	(226,965)	(223,020)
Forfeited, Number of options	(25,500)	(20,750)	(27,925)
Outstanding-end of the year, Number of options	1,385,492	1,450,890	1,635,305
Options exercisable at the end of the year, Number of options	1,271,266	1,292,806	963,289
Outstanding-beginning of the year, Weighted average exercise price	$ 37.07	$ 35.96	$ 35.24
Granted, Weighted average exercise price	$ 35.21	$ 50.74	$ 52.23
Exercised, Weighted average exercise price	$ 33.19	$ 32.41	$ 32.53
Forfeited, Weighted average exercise price	$ 51.83	$ 42.33	$ 31.91
Outstanding-end of the year, Weighted average exercise price	$ 36.95	$ 37.07	$ 35.96
Options exercisable at the end of the year, Weighted average exercise price	$ 36.07	$ 35.17	$ 34.70